Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Share-based payments

27. Share-based payments
In 2023, the new Deferred Award Plan rules (‘DAP’) replaced the IHG Annual Performance Plan (‘APP’) and Long Term Incentive Plan (‘LTIP’) as a simplified, combined set of plan rules which govern the Company’s discretionary incentive plans.
Awards granted under the DAP can consist of Deferred Annual Incentive (‘DAI’), Long-Term Incentive (‘LTI’), Restricted Stock Unit (‘RSU’) and other ad hoc awards.
The DAP rules were approved at the AGM on 5 May 2023, with all LTI and RSU awards granted after this date and DAI awards granted in respect of 2024 and future APP years being subject to the rules of the DAP. All previously granted awards are subject to the LTIP and APP rules respectively.
Annual Performance/Deferred Annual Incentive Awards
Eligible employees (including Executive Directors) may receive all or part of their bonus in the form of deferred shares and/or receive one-off
awards of shares. Deferred shares in relation to annual performance-related bonus plans are released on the third anniversary of the award date. Awards are conditional on the participants remaining in the employment of a participating company or leaving for a qualifying reason. The grant of deferred shares under the APP/DAP is at the discretion of the Remuneration Committee.
The number of shares is calculated by dividing a specific percentage of the participant’s annual performance-related bonus award by the average of the middle market quoted prices on the three consecutive business days following the announcement of the Group’s results for the relevant financial year.
Long Term Incentive and Restricted Stock Units
Executive Directors and eligible employees may receive conditional share awards, which normally have a vesting period of three years, subject to continued employment. In addition, certain LTI awards made to Executive Directors are normally subject to a further two-year
holding period after vesting.
LTI awards are subject to performance-based vesting conditions set by the Remuneration Committee, which are normally measured over the vesting period.
Awards are normally made annually and, except in exceptional circumstances, do not exceed the limit set out in the Directors’ Remuneration Policy and DAP Rules.
Colleague Share Plan
The Colleague Share Plan gives eligible corporate employees the opportunity to purchase shares up to an annual limit. After the end of the plan year, the participant will be awarded the right to receive one matching share for every purchased share (subject to continued employment). If the participant holds the purchased shares until the second anniversary of the end of the plan year, the conditional right to matching shares vests.
The total fair value of the Colleague Share Plan is not significant.

More detailed information on the performance measures for awards to Executive Directors is shown in the Directors’ Remuneration Report on pages 144 to 149.
Costs relating to share-based payment transactions

	2024 $m	2023 $m	2022 $m

Equity-settled

Operating profit before System Fund, reimbursables and exceptional items	37	31	28

System Fund	23	20	16

	60	51	44

Cash-settled

Operating profit before System Fund, reimbursables and exceptional items	7	5	2

	67	56	46
No consideration was received in respect of ordinary shares issued under option schemes during 2024, 2023 or 2022.

Option pricing models, assumptions and movements in awards outstanding

	APP			LTIP

	Binomial valuation model			Monte Carlo Simulation, Binomial and Finnerty valuation models

Option pricing models and assumptions	2024	2023	2022	2024	2023	2022

Weighted average share price (pence)	8,481.8	5,571.7	5,018.3	7,940.0	5,318.0	4,875.0

Expected dividend yield				2.12%	2.52% to 2.77%	2.29% to 2.67%

Risk-free interest rate				4.20%	3.85%	1.29%

Volatility a				26%	29% to 30%	35% to 45%

Term (years)	2.2	2.3	1.7	3.0	3.0	3.0

a.	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

	APP/DAP	LTIP/DAP

Number of share awards (thousands)	Deferred shares/ one-off awards	Performance-related awards/LTI	Restricted stock units

Outstanding at 1 January 2022	348	872	1,350

Granted	236	323	706

Vested	(254)	(23)	(391)

Lapsed or cancelled	(9)	(239)	(90)

Outstanding at 31 December 2022	321	933	1,575

Granted	214	329	683

Vested	(186)	(180)	(533)

Lapsed or cancelled	(17)	(246)	(63)

Outstanding at 31 December 2023	332	836	1,662

Granted	104	279	495

Vested	(44)	(136)	(402)

Lapsed or cancelled	(6)	(148)	(106)

Outstanding at 31 December 2024	386	831	1,649

Fair value of awards granted during the year (cents)

2024	10,837.6	5,812.6	10,302.3

2023	6,926.4	3,169.7	6,351.0

2022	6,180.2	3,770.0	5,656.4

Weighted average remaining contract life (years)

At 31 December 2024	0.9	1.1	1.1

At 31 December 2023	1.5	1.3	1.3

At 31 December 2022	1.0	1.1	1.2
The above awards do not vest until the performance and service conditions have been met.
The weighted average share price at the date of exercise for share awards vested during the year was
8,225.7
p (2023:
5,470.3
p, 2022:
4,950.5
p) including Colleague Share Plan. The closing share price on 31 December 2024 was
9,954.0
p (31 December 2023:
7,090.0
p, 31 December 2022:
4,744.0
p) and the range during the year was
7,016.0
p to
10,180.0
p (2023:
4,832.0
p to
7,118.0
p, 2022:
4,193.0
p to
5,338.0
p).